Pension and Postretirement Benefits other than Pensions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit
Components of net periodic benefit cost (income)

The following tables disclose the amount of net periodic benefit cost for the three months ended March 31, 2012 and 2013 for the Company’s defined benefit plans and other postretirement benefit plans:

	Pension Benefits
	Three Months Ended March 31,
	2012		2013
	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$287	$803	$305	$888
Interest cost	3,476	1,972	3,052	1,710
Expected return on plan assets	(3,868)	(1,003)	(4,342)	(949)
Amortization of prior service cost and recognized actuarial loss	124	95	344	330

Net periodic benefit cost (gain)	$19	$1,867	$(641)	$1,979

	Other Postretirement Benefits
	Three Months Ended March 31,
	2012		2013
	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$136	$192	$147	$168
Interest cost	449	210	407	188
Amortization of prior service cost (credit) and recognized actuarial (gain) loss	(444)	34	(281)	(36)
Other	19	—	6	—
Curtailment gain	(1,539)	—	—	—

Net periodic benefit cost (gain)	$(1,379)	$436	$279	$320

The following table provides the components of net periodic benefit costs for the plans:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$481	$157	$705	$308	$1,196	$635	$542	$650
Interest cost	1,341	360	1,893	506	3,004	917	1,795	822
Amortization of prior service cost (credit) and recognized actuarial loss (gain)	(1,381)	(14)	—	—	2	—	(1,777)	(54)
Curtailment gain	—	—	—	—	(384)	—	(1,539)	—
Other	35	—	50	—	85	—	75	—

Net periodic benefit cost	$476	$503	$2,648	$814	$3,903	$1,552	$(904)	$1,418

The following table provides the components of net periodic benefit cost for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$1,002	$893	$1,307	$1,426	$1,868	$3,088	$1,150	$3,126
Interest cost	6,278	2,871	8,973	4,032	14,746	7,865	13,902	7,793
Expected return on plan assets	(6,050)	(1,460)	(8,619)	(2,051)	(16,207)	(4,036)	(15,471)	(4,027)
Amortization of prior service cost and recognized actuarial loss	1,467	70	—	—	19	40	496	377
Curtailment (gain) settlement	—	—	—	(3,405)	(387)	50	80	473
Other	—	—	—	28	180	—	—	—

Net periodic benefit cost	$2,697	$2,374	$1,661	$30	$219	$7,007	$157	$7,742